Property and Equipment - Schedule of Total Depreciation and Amortization of Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Property Plant And Equipment [Abstract]
Depreciation	$ 540	$ 550	$ 2,175	$ 2,458
Amortization	110	226	719	980
Total depreciation and amortization	$ 650	$ 776	$ 2,894	$ 3,438